SCHEDULE OF AMORTIZATION OF RIGHT OF USE ASSET (Details) - USD ($)	Jun. 30, 2023	Mar. 31, 2023
Leases
2024	$ 100,179
2024	47,938	$ 138,444
2025	55,746	48,355
2026	20,575	53,661
Total	$ 224,438	275,783
2027		$ 35,323